Label	Element	Value
PACE Global Real Estate Securities Investments | Class P Prospectus - PACE Global Real Estate Securities Investments
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	PACE® Global Real Estate Securities Investments
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The section captioned "PACE Global Real Estate Securities Investments Fund summary" and sub-captioned "Principal investments" beginning on page 72 of the Class A Prospectus, on page 71 of the Class P Prospectus and beginning on page 69 of the Class P2 Prospectus is revised by adding the following as the last paragraph of that section:

The non-US companies in which the fund invests may include those domiciled in emerging market countries. The fund may also invest in securities of foreign companies in the form of American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts.

Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The section captioned "PACE Global Real Estate Securities Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 74 of the Class A Prospectus, on page 74 of the Class P Prospectus and on page 71 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Cohen & Steers Capital Management, Inc. ("C&S") assumed day-to-day management of a separate portion of the fund's assets on July 17, 2026.

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

July 22, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025, as supplemented.

Includes:

•  PACE® Global Real Estate Securities Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Global Real Estate Securities Investments (the "fund"), a series of the PACE Select Advisors Trust (the "Trust"). At the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS") as subadvisor to the fund, effective as of the close of business on July 17, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Cohen & Steers Capital Management, Inc. ("C&S") to serve as a new subadvisor to the fund. C&S assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective as of the close of business on July 17, 2026.

I. PACE® Global Real Estate Securities Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Massachusetts Financial Services Company, doing business as MFS Investment Management" or "MFS" as a subadvisor to the fund in the Prospectuses and SAI are hereby deleted.

PACE Global Real Estate Securities Investments | Class P Prospectus - PACE Global Real Estate Securities Investments | Emerging market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the fund may invest may experience, high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the fund may have substantial difficulties exercising its legal rights or enforcing a counterparty's or issuer's legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for US regulators to bring enforcement actions against such issuers, which can increase the risks of loss.